UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-4612

Name of Fund:  Merrill Lynch EuroFund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill Lynch EuroFund, Inc., 800 Scudders Mill
     Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

Merrill Lynch Eurofund
Schedule of Investments as of January 31, 2005
                                                                                                           Value
Country         Industry*                      Shares Held           Common Stocks                 (in U.S. dollars)
Belgium -       Commercial Banks - 0.6%            208,075   Dexia                                    $   4,650,019
2.2%            Diversified                        306,774  +Belgacom SA                                 12,686,432
                Telecommunication
                Services - 1.6%
                                                             Total Common Stocks in Belgium              17,336,451

Finland -       Paper & Forest                     267,109   Stora Enso Oyj Class R (d)                   3,852,278
0.5%            Products - 0.5%

                                                             Total Common Stocks in Finland               3,852,278

France -        Automobiles - 1.8%                 221,939   Peugeot SA                                  13,817,978
15.0%
                Commercial Banks - 2.6%            278,486   BNP Paribas                                 20,089,969

                Construction &                      96,538   Vinci SA                                    13,837,744
                Engineering - 1.8%

                Construction                        90,810   Lafarge SA                                   9,375,082
                Materials - 1.2%

                Diversified                        123,502   France Telecom SA                            3,878,366
                Telecommunication
                Services - 0.5%

                Food & Staples                     155,710   Carrefour SA                                 8,030,812
                Retailing - 1.0%

                Hotels, Restaurants                200,266   Accor SA                                     8,762,694
                & Leisure - 1.1%

                Metals & Mining - 1.3%             435,718   Arcelor                                      9,733,499

                Oil & Gas - 3.7%                   131,449   Total SA                                    28,254,802

                                                             Total Common Stocks in France              115,780,946


Germany -       Air Freight &                      601,176   Deutsche Post AG                            14,006,519
11.3%           Logistics - 1.8%

                Auto Components - 1.6%             171,039   Continental AG                              11,875,753

                Automobiles - 0.8%                 126,724   DaimlerChrysler AG                           5,759,361

                Construction &                     362,360   Hochtief AG                                 11,808,858
                Engineering - 1.5%

                Diversified Financial              125,888   Deutsche Boerse AG                           7,831,650
                Services - 1.0%

                Diversified                        458,109  +Deutsche Telekom AG                          9,908,843
                Telecommunication
                Services - 1.3%

                Electric                           131,703   E.On AG                                     11,781,811
                Utilities - 1.5%

                Multi-Utilities &                  205,215   RWE AG                                      11,828,992
                Unregulated Power - 1.5%

                Textiles, Apparel &                 16,762   Adidas-Salomon AG                            2,509,919
                Luxury Goods - 0.3%
                                                             Total Common Stocks in Germany              87,311,706

Ireland - 1.9%  Commercial Banks - 1.9%            907,868   Bank of Ireland                             14,438,104

                                                             Total Common Stocks in Ireland              14,438,104

Italy - 10.1%   Commercial Banks - 3.4%          2,882,959   Banca Intesa SpA                            13,400,204
                                                 2,974,409   Capitalia SpA                               13,452,959
                                                                                                     --------------
                                                                                                         26,853,163

                Diversified                      1,907,072   Telecom Italia SpA                           7,562,927
                Telecommunication
                Services - 1.0%

                Electric Utilities - 1.0%          857,040   Enel SpA                                     8,060,522

                Insurance - 1.1%                   323,912   Fondiaria-Sai SpA                            8,253,788

                Oil & Gas - 3.0%                   952,237   ENI SpA                                     23,221,563

                Transportation                     301,169   Societa Iniziative Autostradali
                Infrastructure - 0.6%                        e Servizi SpA                                4,627,052

                                                             Total Common Stocks in Italy                78,579,015

Netherlands -   Commercial Service               665,758     Buhrmann NV                                  6,861,625
9.3%            & Supplies - 1.4%                227,336     Vedior NV                                    4,036,823
                                                                                                     --------------
                                                                                                         10,898,448

                Construction &                   194,788     Imtech NV                                    6,604,207
                Engineering - 0.8%

                Diversified Financial            538,780     ING Groep NV CVA                            15,536,011
                Services - 2.0%

                Food & Staples                   834,517     +Koninklijke Ahold NV                        6,895,730
                Retailing - 1.4%                 439,668     +Koninklijke Ahold NV (a)(e)                 3,454,252
                                                                                                     --------------
                                                                                                         10,349,982

                Household Durables - 1.1%        333,855     Koninklijke Philips Electronics NV           8,720,749

                Insurance - 1.0%                 563,441     Aegon NV                                     7,648,637

                Oil & Gas - 1.6%                 204,786     Royal Dutch Petroleum Co.                   11,964,429

                                                             Total Common Stocks in the Netherlands      71,722,463

Norway - 3.6%   Commercial Banks - 1.0%          861,228     DNB NOR ASA                                  7,900,759

                Diversified                      873,665     Telenor ASA                                  8,053,369
                Telecommunication
                Services - 1.1%

                Oil & Gas - 1.5%                 774,649     Statoil ASA                                 11,809,547

                                                             Total Common Stocks in Norway               27,763,675


Portugal - 1.7% Electric Utilities - 1.7%      4,596,124     Energias de Portugal SA                     13,540,285

                                                             Total Common Stocks in Portugal             13,540,285

Spain - 2.3%    Commercial Banks - 1.0%          648,097     Banco Santander Central Hispano SA           7,692,571

                Tobacco - 1.3%                   233,452     Altadis SA                                  10,191,935

                                                             Total Common Stocks in Spain                17,884,506

Sweden - 3.4%   Diversified Financial            570,917     Investor AB                                  7,134,653
                Services - 0.9%

                Insurance - 0.8%               1,195,908     Skandia Forsakrings AB                       6,202,302

                Machinery - 1.7%                 324,791     Volvo AB Class B                            13,177,516

                                                             Total Common Stocks in Sweden               26,514,471

Switzerland -   Capital Markets - 3.0%           392,900     Credit Suisse Group                         15,832,131
7.8%                                              94,430     UBS AG Registered Shares                     7,678,303
                                                                                                     --------------
                                                                                                         23,510,434

                Construction                     146,860     Holcim Ltd.                                  9,186,099
                Materials - 1.2%

                Electrical                     1,352,914     +ABB Ltd.                                    7,439,783
                Equipment - 1.0%

                Insurance - 1.3%                  69,525     +Swiss Life Holding                         10,454,709

                Pharmaceuticals - 1.3%           207,003     Novartis AG Registered Shares                9,936,883

                                                             Total Common Stocks in Switzerland          60,527,908

United        Aerospace &                      2,167,679     BAE Systems Plc                             10,045,138
Kingdom -     Defense - 1.3%
30.4%
              Commercial Banks - 11.2%         2,188,290     Barclays Plc                                24,028,976
                                               1,093,315     HBOS Plc                                    17,462,170
                                                 705,162     HSBC Holdings Plc                           11,692,096
                                                 991,159     Royal Bank of Scotland Group Plc            32,911,307
                                                                                                     --------------
                                                                                                         86,094,549

              Food & Staples                     801,622     Boots Group Plc                             10,077,067
              Retailing - 1.3%

              Food Products - 2.2%             1,096,615     Cadbury Schweppes Plc                        9,841,628
                                                 758,700     Unilever Plc                                 7,210,425
                                                                                                     --------------
                                                                                                         17,052,053

              Industrial                         763,558     Smiths Group Plc                            12,132,230
              Conglomerates - 1.6%

              Insurance - 1.5%                 1,321,077     Prudential Plc                              11,510,067

              Oil & Gas - 4.1%                 3,226,248     BP Plc                                      32,017,959

              Pharmaceuticals - 2.0%             713,443     GlaxoSmithKline Plc                         15,781,788

              Specialty Retail - 1.7%          2,198,512     Kesa Electricals Plc                        13,262,099

              Tobacco - 1.0%                     518,065     Gallaher Group Plc                           7,633,279

              Transportation                     883,517     BAA Plc                                     10,396,661
              Infrastructure - 1.3%

              Wireless                         3,573,162     Vodafone Group Plc                           9,235,848
              Telecommunication
              Services - 1.2%
                                                             Total Common Stocks in
                                                             the United Kingdom                         235,238,738

                                                             Total Investments in Common Stocks
                                                             (Cost - $581,728,149) - 99.5%              770,490,546

                                              Beneficial
                                               Interest            Short-Term Securities
                                        US$   10,161,231     Merrill Lynch Liquidity Series,
                                                             LLC Cash Sweep Series I (b)                 10,161,231
                                               1,256,700     Merrill Lynch Liquidity Series,
                                                             LLC Money Market Series (b)(c)               1,256,700

                                                             Total Investments in Short-Term Securities
                                                             (Cost - $11,417,931) - 1.5%                 11,417,931

                                                             Total Investments
                                                             (Cost - $593,146,080**) - 101.0%           781,908,477
                                                             Liabilities in Excess
                                                             of Other Assets - (1.0%)                    (7,975,987)
                                                                                                     --------------
                                                             Net Assets - 100.0%                        773,932,490
                                                                                                     ==============


*For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

**The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, computed for federal income tax purposes, were as follows:

 Aggregate cost                            $  602,564,820
                                           ==============
 Gross unrealized appreciation             $  185,602,849
 Gross unrealized depreciation                 (6,259,192)
                                           --------------
 Net unrealized appreciation               $  179,343,657
                                           ==============

+Non-income producing security.

(a)Depositary Receipts.

(b)Investments in companies considered to be an affiliate of the
Fund (such companies are defined as "Affiliated Companies" in
Section 2(a)(3) of the Investment Company Act of 1940) were as follows:
                                                             Interest/
                                              Net             Dividend
 Affiliate                                 Activity            Income

 Merrill Lynch Liquidity Series,
 LLC Cash Sweep Series I               $  (2,137,250)         $ 48,634
 Merrill Lynch Liquidity Series,
 LLC Money Market Series               $    (357,729)         $    646
 Merrill Lynch Premier
 Institutional Fund                           -               $    152

(c)Security was purchased with the cash proceeds from securities loans.

(d)Security, or portion of security, is on loan.

(e)Restricted security as to resale, representing 0.4% of net assets.

                           Acquisition
 Issue                        Date             Cost              Value

 Koninklijke Ahold NV *    12/11/2003       $ 2,612,154       $ 3,454,252

 *Depositary Receipts.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch EuroFund, Inc.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       Merrill Lynch EuroFund, Inc.


Date: March 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       Merrill Lynch EuroFund, Inc.


Date: March 21, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke,
       Chief Financial Officer
       Merrill Lynch EuroFund, Inc.


Date: March 21, 2005